Schedule of Equity Investments (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Equity Method Investments Schedule Of Equity Investments 1	$ 1,862,223
Equity Method Investments Schedule Of Equity Investments 2	0
Equity Method Investments Schedule Of Equity Investments 3	419,696
Equity Method Investments Schedule Of Equity Investments 4	0
Equity Method Investments Schedule Of Equity Investments 5	(258,450)
Equity Method Investments Schedule Of Equity Investments 6	(36,849)
Equity Method Investments Schedule Of Equity Investments 7	67,675
Equity Method Investments Schedule Of Equity Investments 8	(14,371)
Equity Method Investments Schedule Of Equity Investments 9	3,018,413
Equity Method Investments Schedule Of Equity Investments 10	1,364,720
Equity Method Investments Schedule Of Equity Investments 11	577,291
Equity Method Investments Schedule Of Equity Investments 12	177,960
Equity Method Investments Schedule Of Equity Investments 13	3,595,704
Equity Method Investments Schedule Of Equity Investments 14	1,542,680
Equity Method Investments Schedule Of Equity Investments 15	1,578,030
Equity Method Investments Schedule Of Equity Investments 16	10
Equity Method Investments Schedule Of Equity Investments 17	182,151
Equity Method Investments Schedule Of Equity Investments 18	0
Equity Method Investments Schedule Of Equity Investments 19	1,835,523
Equity Method Investments Schedule Of Equity Investments 20	1,542,670
Equity Method Investments Schedule Of Equity Investments 21	3,595,704
Equity Method Investments Schedule Of Equity Investments 22	$ 1,542,680